Financial instruments	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about financial instruments [abstract]
Financial instruments

9.Financial instruments
The Group’s Treasury function aims to protect the Group’s financial investments, while maximising returns. The fair value of financial assets is the same as the carrying amount for 2023 and 2022. The Group’s cash resources and other financial assets are shown below.

	30 June 2023			31 December 2022			30 June 2022
	Current	Non-current	Total	Current	Non-current	Total	Current	Non-current	Total
Cash and cash equivalents
Cash at bank and in hand	2,790	–	2,790	2,553	–	2,553	2,730	–	2,730
Short-term deposits(a)	1,804	–	1,804	1,743	–	1,743	2,481	–	2,481
Other cash equivalents(b)	400	–	400	30	–	30	200	–	200
	4,994	–	4,994	4,326	–	4,326	5,411	–	5,411
Other financial assets
Financial assets at amortised cost(c)	727	352	1,079	772	232	1,004	756	220	976
Financial assets at fair value through other comprehensive income(d)	–	438	438	–	407	407	–	547	547
Financial assets at fair value through profit or loss:
Derivatives	36	31	67	238	51	289	264	60	324
Other(e)	613	399	1,012	425	464	889	415	459	874
	1,376	1,220	2,596	1,435	1,154	2,589	1,435	1,286	2,721
Total financial assets(f)	6,370	1,220	7,590	5,761	1,154	6,915	6,846	1,286	8,132
(a) Short-term deposits typically have maturity of up to 3 months.
(b) Other cash equivalents include investments in overnight funds and treasury bills.
(c) Current financial assets at amortised cost include short term deposits with banks with maturities longer than three months excluding deposits which are part of a recognised cash management process and loans to joint venture entities. Non-current financial assets at amortised cost include judicial deposits of €228 million (31 December 2022: €199 million; 30 June 2022: €195 million).
(d) Included within non-current financial assets at fair value through other comprehensive income are equity investments.
(e) Other financial assets at fair value through profit or loss include money market funds, marketable securities, other capital market instruments and investments in companies and financial institutions in North America, North Asia, South Asia and Europe.
(f) Financial assets exclude trade and other current receivables.
The Group is exposed to the risks of changes in fair value of its financial assets and liabilities. The following tables summarise the fair values and carrying amounts of financial instruments and the fair value calculations by category.

€ million	Fair value			Carrying amount
	As at 30 June 2023	As at 31 December 2022	As at 30 June 2022	As at 30 June 2023	As at 31 December 2022	As at 30 June 2022
Financial assets
Cash and cash equivalents	4,994	4,326	5,411	4,994	4,326	5,411
Financial assets at amortised cost	1,079	1,004	976	1,079	1,004	976
Financial assets at fair value through other comprehensive income	438	407	547	438	407	547
Financial assets at fair value through profit and loss:
Derivatives	67	289	324	67	289	324
Other	1,012	889	874	1,012	889	874
	7,590	6,915	8,132	7,590	6,915	8,132
Financial liabilities
Bank loans and overdrafts	(606)	(519)	(540)	(606)	(519)	(540)
Bonds and other loans	(26,265)	(25,136)	(30,089)	(27,599)	(26,512)	(31,007)
Lease liabilities	(1,428)	(1,408)	(1,585)	(1,428)	(1,408)	(1,585)
Derivatives	(618)	(631)	(548)	(618)	(631)	(548)
Other financial liabilities	(457)	(418)	(281)	(457)	(418)	(281)
	(29,374)	(28,112)	(33,043)	(30,708)	(29,488)	(33,961)

Notes to the condensed consolidated financial statements
(unaudited)

9.Financial instruments (continued)

€ million	As at 30 June 2023			As at 31 December 2022			As at 30 June 2022
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets at fair value
Financial assets at fair value through other comprehensive income	14	3	421	5	3	399	11	3	533
Financial assets at fair value through profit or loss:
Derivatives(a)	–	142	–	–	378	–	–	505	–
Other	613	–	399	428	–	461	420	–	454
Liabilities at fair value
Derivatives(b)	–	(718)	–	–	(784)	–	–	(729)	–
Contingent consideration	–	–	(123)	–	–	(164)	–	–	(175)
(a) Includes €75 million (31 December 2022: €89 million; 30 June 2022: €181 million) derivatives, reported within trade receivables, that hedge trading activities.
(b) Includes €(100) million (31 December 2022: €(153) million; 30 June 2022: €(181) million) derivatives, reported within trade creditors, that hedge trading activities.
There were no significant changes in classification of fair value of financial assets and financial liabilities since 31 December 2022. There were also no significant movements between the fair value hierarchy classifications since 31 December 2022.
The fair value of trade receivables and payables is considered to be equal to the carrying amount of these items due to their short-term nature. The fair value of financial assets and financial liabilities (excluding listed bonds) is considered to be same as the carrying amount for 2023 and 2022.
Calculation of fair values
The fair values of the financial assets and liabilities are defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Methods and assumptions used to estimate the fair values are consistent with those used in the year ended 31 December 2022.